Income Tax - Reconciliations between statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Effective income tax rate	18.14%	19.71%	17.52%
PRC
Reconciliations of differences between PRC statutory income tax rate and Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(7.22%)	(4.29%)	(6.45%)
Research & development super deduction	(1.05%)	(2.42%)	(2.66%)
Non-deductible expenses	0.82%	0.66%	1.57%
Different tax rates of operations in other jurisdictions	0.36%	0.40%	(0.07%)
Valuation allowance on deferred tax assets	0.03%	0.10%	0.09%
True up	(1.69%)	0.25%	0.04%
Withholding tax on the earnings distributed	1.89%
Others	0.00%	0.01%	0.00%
Effective income tax rate	18.14%	19.71%	17.52%